Tax-Exempt California Money Market Fund

Supplement to the currently effective prospectus of the Tax-Exempt California Money Market Fund:

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The following replaces the information contained on page 3 of the currently effective prospectus:

Performance

The bar chart shows how the total returns for the fund have varied from year to year, which may give some idea of risk. The table shows how the fund's returns over different periods average out. All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results.

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Annual Total Returns (%) as of 12/31 each year
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THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1993      1.84
1994      2.24
1995      3.31
1996      2.82
1997      2.93
1998      2.52
1999      2.26
2000      2.89
2001      1.70
2002      0.54*

For the periods included in the bar chart:

Best Quarter: 0.88%, Q2 1995

Worst Quarter: 0.12%, Q3 2002

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Average Annual Total Returns as of 12/31/2002
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          1 Year                     5 Years                  10 Years
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          0.54%*                     1.98%*                    2.30%*
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7-day yield as of 12/31/2002: 0.55%*

* Does not reflect the effect of a nonrecurring expense adjustment. With this adjustment, the fund's 7-day yield as of December 31, 2002 was 1.07%, the annual total return as of 12/31 for 2002 was 0.59 % and the average annual total returns as of 12/31/2002 were as follows: 1 year 0.59%, 5 years 1.99 % and 10 years 2.31%. The effect of this adjustment on the fund's daily yield and daily dividend may vary based on a number of factors, including the fund's asset levels, and is expected to expire on June 30, 2003. The fund's investment adviser has agreed for the period after June 30, 2003 until September 30, 2003 to waive fees and absorb other operating expenses of the fund to the extent necessary to reduce the fund's total operating expenses, expressed as an annual rate, in accordance with the following declining schedule: (a) for the month of July 2003, the reduction shall be 0.20 %; (b) for the month of August 2003, the reduction shall be 0.10 %; and (c) for the month of September 2003, the reduction shall be 0.05%. Thereafter, the fund will experience the full level of operating expenses.

For more recent performance information, including yield information, contact the financial services firm from which you obtained this prospectus.










April 17, 2003

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Tax-Exempt California Money Market Fund

Supplement to the currently effective Statement of Additional Information of the Tax-Exempt California Money Market Fund:

The following replaces the information contained on page 33 of the currently effective Statement of Additional Information:

                                   PERFORMANCE

Performance information is based on historical earnings and is not intended to indicate future performance. Performance will vary based on factors such as changes in market conditions and the level of expenses.

Average Annual Total Return

Average annual total return is the average annual compound rate of return for the periods of one year, five years and ten years (or such shorter periods as may be applicable dating from the commencement of the Fund's operations), all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1

Where:

         T          =         Average Annual Total Return
         P          =         a hypothetical initial investment of $1,000
         n          =         number of years
         ERV        =         ending redeemable value: ERV is the value, at the
                              end of the applicable  period, of a hypothetical
                              $1,000 investment made at the beginning of the applicable period

Total Return

Total return is the rate of return on an investment for a specified period of time calculated in the same manner as aggregate total return.

Figures relating to the growth in the total net assets of the Fund apart from capital appreciation may also be cited, including, but not limited to: net cash flow, net subscriptions, gross subscriptions, net asset growth, net account growth, and subscription rates. Capital appreciation generally will be included as part of the Fund's and Portfolios' performance data.

Aggregate Total Returns (Before Taxes)

The Fund, when advertising aggregate total return before taxes, computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                          Aggregate Return = (ERV) - 1
                                              ---
                                               P

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Where:

         P  =     hypothetical initial payment of $1,000;

         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion).

The  calculation  for aggregate total returns before taxes is made assuming that
(1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares), and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

Yield

The Fund's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a seven-day period and is computed for the Fund as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium (excluding market discount), less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation. For the seven-day period ended September 30, 2002, the Fund's yield was 0.66%^1.

^1 Does not reflect the effect of a nonrecurring expense adjustment. With this adjustment, the Fund's 7-day yield as of September 30, 2002 was 0.76%. The effect of this adjustment on the Fund's daily yield and daily dividend may vary based on a number of factors, including the Fund's asset levels, and is expected to expire on June 30,2003. The Fund's investment advisor has agreed for the period after June 30, 2003 until September 30, 2003 to waive fees and absorb other operating expenses of the Fund to the extent necessary to reduce the Fund's total operating expenses, expressed as an annual rate, in accordance with the following declining schedule: (a) for the month of July 2003, the reduction shall be 0.20%; (b) for the month of August 2003, the reduction shall be 0.10%; and (c) for the month of September 2003, the reduction shall be 0.05%. Thereafter, the Fund will experience the full level of operating expenses.

The Fund's seven-day effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the seven-day effective yield is: (seven-day base period return +1)365/7 - 1. The Fund may also advertise a thirty-day effective yield in which case the formula is (thirty-day base period return +1)365/30 - 1. For the seven-day period ended September 30, 2002, the Fund's effective yield was 0.77%^2.

Tax-Equivalent Yield

Tax-equivalent yield is the net annualized taxable yield needed to produce a specified tax-exempt yield at a given tax rate based on a specified 30 day (or one month) period assuming semiannual compounding of income. Tax-equivalent yield is calculated by dividing that portion of the Fund's yield (as computed in the yield description above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. Based upon a marginal federal income tax rate and the Fund's yield computed as described above for the seven-day period ended September 30, 2002, the Fund's tax-equivalent yield was 1.38%^2.

^2 Does not reflect the effect of a nonrecurring expense adjustment. See footnote #1 above.

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April 17, 2003